INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE

The components of income tax expense for the years ended March 31, 2024 and 2023 consist of the following:

	2024	2023
Federal statutory rate	21.0%	21.0%
State taxes, net of federal benefit	-	-
Permanent differences	0.9%	4.6%
Valuation allowance	(21.9)%	(25.6)%
Effective rate	0.0%	0.0%

SCHEDULE OF DEFERRED TAX ASSET

Significant components of the Company’s deferred tax assets as of March 31, 2024 and 2023 are summarized below.

	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$17,600,000	$8,900,000
Other	1,206,000	(279,000)
Total deferred tax asset	18,806,000	8,621,000
Valuation allowance	(18,806,000)	(8,621,000)
Total	$-	$-